Financial Instruments - Schedule of Forward and Swap Contracts (Details) - Semi-annually [Member] € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Interest Rate Swap Transaction [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Euribor 6 months
Description of currency linkage / interest rate Payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ 905
Interest Swap Transaction [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Euribor 6 months
Description of currency linkage / interest rate Payable	Fixed 0.465%
Date of expiration	June 30, 2037
Fair value	€ (36)
Financial Power Swap [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Electricity price in Spain
Description of currency linkage / interest rate Payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ 15,222
Forward Dollar/NIS Contracts [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Electricity price in Italy
Description of currency linkage / interest rate Payable	Fixed price
Date of expiration	January 31, 2034
Fair value	€ (1,890)